Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments

16	Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

The Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)	Cash flow hedge

Derivatives that are designated for hedge accounting recognition are qualified as cash flow hedges when they are related to a highly probable forecasted transaction. The effective portion of the changes in fair value is recognized in shareholders’ equity in Accumulated other comprehensive income and is subsequently reclassified to the income statement in the same period when the hedged expected cash flows affect the income statement.

The reclassification adjustment is recognized in the same income statement line item affected by the highly probable forecasted transaction, while gains or losses related to the non-effective portion are immediately recognized as Other income and expenses, net.

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within Other income and expenses, net.

Currently, the Company classifies as cash flow hedge only the strategies related to mismatches of quotational periods.

(ii)	Fair value hedge

Derivatives that are designated for hedge accounting recognition are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet. Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

Currently, the Company classifies as fair value hedge the strategies related to interest rate risk, foreign exchange risk, and some mismatches of quotational periods.

(iii)	Derivatives not designated as hedging instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments are recognized immediately in the income statement within Other income and expenses, net when related to price risk and within Net financial results when related to interest rate or foreign exchange rate risk.

Currently, the Company do not designate as hedging instruments the strategies related to the sales of zinc at a fixed price.

(a)	Fair value by strategy

			2021		2020
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	215,809	(9,898)	204,394	2,398
			(9,898)		2,398
Sales of zinc at a fixed price
Zinc forward	ton	8,787	3,433	15,695	1,815
			3,433		1,815
Interest rate risk
IPCA vs. CDI	BRL	226,880	(66)	226,880	1,310
			(66)		1,310
Foreign exchange risk
BRL vs. USD (i)	BRL	-	-	477,000	(417)
			-		(417)

			(6,531)		5,106
Current assets			16,292		16,329
Non-current assets			102		15,651
Current liabilities			(22,684)		(5,390)
Non-current liabilities			(241)		(21,484)
(i)	Related to a derivative financial instrument entered into at the same time of a debt contract (a term loan in NEXA PERU) in order to manage some of the risks of such debt contract. As explained in note 24 (c), both the debt and the related derivative were prepaid on July 09, 2021

(b)	Changes in fair value

2021
Strategy	Inventory	Cost of sales	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	1,146	(37,963)	9,709	1,820	-	454	(12,538)
Sales of zinc at a fixed price	-	-	-	5,666	-	34	4,082
Interest rate risk – IPCA vs. CDI	-	-	-	-	1,211	-	2,587
Foreign exchange ri–k - BRL vs USD (i)	-	-	-	-	(6,851)	-	(7,268)
2021	1,146	(37,963)	9,709	7,486	(5,640)	488	(13,137)

(i)	Related to a derivative financial instrument entered into at the same time of a debt contract (a term loan in NEXA PERU) in order to manage some of the risks of such debt contract. As explained in note 24 (c), both the debt and the related derivative were prepaid on July 09, 2021.